Earnings Per Common Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Common Share	EARNINGS PER COMMON SHARE
Basic earnings per common share is calculated by dividing net income attributable to common shareholder of Hydro One by the weighted-average number of common shares outstanding. The weighted-average number of common shares outstanding during the year ended December 31, 2023 and 2022 were 142,239. There were no dilutive securities during 2023 and 2022.